CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 272,280	$ 339,802
Cost of revenues	187,792	236,552
Gross profit	84,488	103,250
Operating expenses:
Research and development, net	32,553	35,480
Selling and marketing	50,637	58,762
General and administrative	18,668	20,594
Total operating expenses	101,858	114,836
Operating loss	17,370	11,586
Financial expenses, net	8,856	2,609
Loss before taxes on income	26,226	14,195
Taxes on income	5,875	796
Net loss	$ 32,101	$ 14,991
Net loss per share:
Basic and diluted net loss per share	$ 0.87	$ 0.41
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	36,736,417	36,397,410